Consolidated Statements of Income (Loss) and Comprehensive Income (Loss)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
Revenue
Sfd? Related Revenue (note 22)	$ 3,134,250	$ 136,566	$ 11,976,149
Expenses
Sfd? Related Costs, Net (note 23)	1,224,168	1,111,070	2,653,055
General And Administrative Expenses (note 18, 24 & 25)	3,189,857	3,341,010	3,541,594
Amortization (note 7, 9)	1,776,484	1,780,806	1,781,181
Total Expenses	6,190,509	6,232,886	7,975,830
Other Expenses (income)
Interest (income) Expense, Net	37,955	(14,062)	(28,959)
Foreign Exchange Loss (gain)	8,597	(64,432)	177,736
Intellectual Property And Other	20,988	10,402	56,833
Total Other Expenses (income)	67,540	(68,092)	205,610
Income (loss) Before Income Taxes	(3,123,799)	(6,028,228)	3,794,709
Income Tax Expense (note 19)	0	0	0
Net Income (loss) And Comprehensive Income (loss)	$ (3,123,799)	$ (6,028,228)	$ 3,794,709
Net Income (loss) Per Share (note 17)
Basic | $ / shares	$ (0.05)	$ (0.09)	$ 0.06
Diluted | $ / shares	$ (0.05)	$ (0.09)	$ 0.06